STOCK BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2016
Employee Stock Option [Member]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option award is estimated using the Black-Scholes valuation model. Assumptions used in calculating the fair value at September 30, 2016 were as follows:

Weighted
Average
Inputs Used
Annual dividend yield	$-
Expected life (years)	7.40
Risk-free interest rate	1.42%
Expected volatility	87.60%
Common stock price	$0.10